Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible preferred stock, par value	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	30,000	30,000
Convertible preferred stock, shares issued	400	400
Convertible preferred stock, shares outstanding	400	400
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	94,599,601	62,025,398	24,571,029
Common stock, shares outstanding	94,599,601	62,025,398	24,571,029
Series A Convertible Preferred Stock [Member]
Convertible preferred stock, par value		$ 0.01	$ 0.01
Convertible preferred stock, shares authorized		30,000	30,000
Convertible preferred stock, shares issued		400.4910	4,605.6533
Convertible preferred stock, shares outstanding		400.4910	4,605.6533